STOCKHOLDERS' EQUITY (Details Textual) - $ / shares			1 Months Ended			12 Months Ended
	Dec. 09, 2015	Feb. 09, 2015	Sep. 26, 2016	Oct. 29, 2014	May 30, 2013	Jun. 30, 2017	Jun. 30, 2016	Aug. 31, 2010
Stockholders Equity Note [Line Items]
Common Stock, Dividends, Per Share, Declared		$ 0.40
Dividends Payable, Amount Per Share			$ 0.20
Dividends Payable, Date Declared			Sep. 26, 2016
Dividends Payable, Date of Record			Oct. 26, 2016
Dividends Payable, Date to be Paid			Nov. 11, 2016
Preferred Class [Member]
Stockholders Equity Note [Line Items]
Business Acquisition, Share Price (in dollars per share)								$ 160
2010 Rights Plan [Member]
Stockholders Equity Note [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired							20.00%
Percentage Of Tender Offer For Ordinary Shares						20.00%
Percentage Of Ordinary Shares Acquiring Discount						50.00%
Bond [Member]
Stockholders Equity Note [Line Items]
Business Acquisition, Equity Interest Issued Or Issuable, Number Of Shares	627,578			648,697	1,407,907